ASSET RETIREMENT OBLIGATION (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
ASSET RETIREMENT OBLIGATION
Assumed inflation rate (as a percent)			2.00%		2.50%
Average estimated asset life			12 years 11 days		5 years 1 month 6 days
Credit adjusted risk free interest rate (as a percent)			9.48%		8.00%
Activity related to asset retirement obligation
Assumed inflation rate (as a percent)			2.00%		2.50%
Average estimated asset life			12 years 11 days		5 years 1 month 6 days
Credit adjusted risk free interest rate (as a percent)			9.48%		8.00%
Asset Retirement Obligation, Beginning Balance			$ 34,776	$ 31,715	$ 31,715
Liabilities incurred			547,775			$ 30,880
Accretion	$ 966	$ 765	1,807	$ 1,531	3,061	835
Asset Retirement Obligation, Ending Balance	$ 584,358		$ 584,358		$ 34,776	$ 31,715